RELATED PARTY TRANSACTIONS (Details 4) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 65,926	$ 45,475	$ 0
Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	19,557,123	5,366,787	4,298,063
China Techenergy [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	17,059,714	3,657,215	3,557,125
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	1,936,273	1,411,274	727,460
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	557,243	296,523	0
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 3,893	$ 1,775	$ 13,478